Deposits, prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2023
Deposits Prepaid Expenses And Other Current Assets
Deposits, prepaid expenses and other current assets

3     Deposits, prepaid expenses and other current assets

	December 31, 2022	December 31, 2023	December 31, 2023
	S$’000	S$’000	US$’000

Deposits	265	209	158
Prepayments	100	120	91
Other receivables	164	173	131
Provision for expired credits	161	158	120

	690	660	500